Acquisitions (Fiscal 2013) (Details) $ in Millions	11 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) entity item	May. 31, 2014 USD ($)	Oct. 31, 2015 USD ($)	May. 31, 2013 USD ($)
Business Acquisition [Line Items]
Goodwill	$ 4,045.8	$ 4,317.2	$ 4,366.0	$ 4,139.8
Contingent consideration - fair value	$ 0.0		0.6
Contingent consideration - minimum payout			0.0
Contingent consideration - maximum payout			$ 10.0
Fiscal 2013 [Member]
Business Acquisition [Line Items]
Number of businesses acquired | entity	5
Combined purchase price, net of cash acquired	$ 119.7
Identifiable intangible assets	55.6
Net liabilities	9.4
Goodwill	$ 73.5
Weighted average estimated useful life	7 years
Contingent consideration - fair value	$ 0.0	12.4
Business combination, contingent consideration arrangements, change in amount of contingent consideration, liability	$ 8.5	$ 0.7
Contingent consideration - number of payments | item	0